SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - OLD PlayStudios, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years	3 years
Purchased software
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	7 years	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	10 years	10 years
Internal-Use Software
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years